BORROWINGS - Short-term narrative (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2023		Dec. 31, 2022
BORROWINGS
Short-term loans interest rate		3.48%		3.10%
Short-term borrowings		¥ 13,583,774	[1]	¥ 12,419,170
Amount of short-term bank borrowings guaranteed or collateralized		9,330,000
Long-term borrowings-current portion		2,688,041		2,102,456
Guaranteed by Agricultural Bank of China Shangrao Guangxin Branch
BORROWINGS
Short-term borrowings		12,000
Guaranteed by China Export & Credit Insurance Corporation
BORROWINGS
Short-term borrowings		179,000
Financings associated with failed sale lease back transactions
BORROWINGS
Long-term borrowings-current portion		1,222,000
Current portion of debt		468,195		¥ 1,132,645
Loans denominated and repayable in EURO
BORROWINGS
Short-term borrowings		679,000
Loans denominated and repayable in USD
BORROWINGS
Short-term borrowings		613,000
Loans denominated and repayable in JPY
BORROWINGS
Short-term borrowings		257,000
Land Use Rights | Loan Six | Guaranteed by affiliate
BORROWINGS
Short-term borrowings		359,000
Inventories | Loan Three | Collateral Pledged.
BORROWINGS
Short-term borrowings		175,000
Inventories | Loan Four | Guaranteed by affiliate | Trade Accounts Receivable
BORROWINGS
Short-term borrowings		257,000
Building and Equipment | Loan Five | Guaranteed by affiliate
BORROWINGS
Short-term borrowings		160,000
JinkoSolar Holding | Guaranteed by affiliate
BORROWINGS
Short-term borrowings		4,686,000
JinkoSolar Holding | Loan Seven | Guaranteed by affiliate
BORROWINGS
Short-term borrowings		432,000
Jinkosolar Holding and Shareholders | Guaranteed by affiliate
BORROWINGS
Short-term borrowings		1,851,000
Jiangxi Jinko | Guaranteed by affiliate
BORROWINGS
Short-term borrowings		495,000
Jiangxi Jinko | Loan Seven | Guaranteed by affiliate
BORROWINGS
Short-term borrowings		50,000
Guaranteed by Jiangxi Jinko | Guaranteed by Agricultural Bank of China Shangrao Guangxin Branch
BORROWINGS
Short-term borrowings		598,000
Zhejiang Jinko | Guaranteed by affiliate
BORROWINGS
Short-term borrowings		90,000
JinkoSolar Holding and Zhejiang Jinko | Loan Seven | Guaranteed by affiliate
BORROWINGS
Short-term borrowings		469,000
Credit Loans
BORROWINGS
Short-term borrowings	[2]	953,833
Letter of Credit
BORROWINGS
Short-term borrowings	[2]	1,804,165
Other borrowings
BORROWINGS
Short-term borrowings		¥ 1,495,840

[1]	RMB175 million collateralized on certain inventories of the Group, RMB257 million collateralized on certain inventiories and account receivables of the Group, RMB160 million collateralized on the Group’s certain building and land use right, RMB359 million collateralized on the Group’s certain equipment.
[2]	As of December 31, 2023, the Group had short-term borrowings of RMB954 million credit loans, RMB1,804 million letter of credit loans and RMB1,496 million loan from government background companies. The remaining short-term borrowings of RMB9,330 million were either guaranteed by other parties and/or collateralized on the Group’s assets, detailed as following: